REVENUE RECOGNITION (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
REVENUE RECOGNITION
Schedule of revenue by product line and geographic area
Category	Percentage	2022	Percentage	2021
Product sales	69%	328,096	71%	310,408
Support	30%	145,739	28%	124,633
Cloud & Other	1%	3,344	1%	3,025
Total	100%	477,179	100%	438,066

Schedule of geographic concentration of revenue
Area	Percentage	2022	Percentage	2021
Europe	50%	239,964	44%	191,604
North America	33%	156,020	29%	127,771
Asia	11%	54,724	10%	44,242
Middle East-Africa/Other	4%	18,043	13%	55,277
South America	2%	8,428	4%	19,172
Total	100%	477,179	100%	438,066

	2021		2020
Area	Percent	Amount	Percent	Amount
North America	33%	$605,371	37%	$563,277
Europe	39%	713,564	35%	529,321
Asia Pacific	14%	261,751	13%	197,955
South America	4%	64,778	5%	64,189
Other	10%	184,995	10%	152,187
Total	100%	$1,803,459	100%	$1,506,929